Warrant Liabilities (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 09, 2021	Jun. 30, 2025	Dec. 31, 2024	Nov. 15, 2024	Sep. 24, 2024	Mar. 15, 2024	Dec. 31, 2023	May 09, 2023	Nov. 15, 2021
Warrant Liabilities [Line Items]
Exercise price		$ 0.01
Trading days period		3 days
Final fair market value (in Dollars)		$ 9.2
Effective issue price		$ 9.2
Total equity proceeds percentage		60.00%
Exercise price of the warrants percentage		115.00%
Public Warrants [Member]
Warrant Liabilities [Line Items]
Number of warrant issued (in Shares)		11,500,000
Exercise price		$ 11.5
Warrant issued (in Shares)		11,500,000
Warrant [Member]
Warrant Liabilities [Line Items]
Purchase ordinary share (in Shares)		1
PERCEPTION CAPITAL CORP IV [Member]
Warrant Liabilities [Line Items]
Purchase ordinary share (in Shares)	5,347,500
Warrant term			5 years
Minimum threshold written notice period for redemption of public warrants			30 days
Trading days			20 days
Trading days			30 days
Redemption price			$ 11.58				$ 11.07
Percentage of ownership after transaction			60.00%
PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Redemption of warrant price per share			$ 0.1
Warrants price			$ 0.01
Minimum threshold written notice period for redemption of public warrants			30 days
Trading days			10 years
Market value per share			$ 9.2
Percentage of market value per share			115.00%
PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Warrant issued (in Shares)			2,632,500				11,700,000
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Redemption of warrants price per share		$ 18
Business Combination [Member]
Warrant Liabilities [Line Items]
Business combination		30 days
Trading days period		20 days
Business Combination [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Business combination		5 years
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Warrant Liabilities [Line Items]
Business combination issue price			$ 9.2
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Warrant term			30 days
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Warrants price			$ 1
Minimum [Member]
Warrant Liabilities [Line Items]
Exercise price		$ 0.1
Trading days period		20 days
Minimum [Member] | Public Shareholders Warrants [Member]
Warrant Liabilities [Line Items]
Trading days period		30 days
Maximum [Member]
Warrant Liabilities [Line Items]
Trading days period		30 days
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Exercise price		$ 10
Business combination		1 day
Redemption of warrants price per share		$ 10
Trading days period		10 days
Final fair market value (in Dollars)		$ 0
Ordinary shares per warrant		$ 0.361
Class A Ordinary Shares [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price		$ 18
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Warrant Liabilities [Line Items]
Effective issue price				$ 0.015		$ 0.045
Redemption of warrant price per share			$ 10
Trading days			10 years
Redemption price								$ 10.5
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Redemption of warrant price per share			$ 18
Warrants price			10
Stock price trigger for redemption of public warrants			18
Redemption price			$ 0.361
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Warrant issued (in Shares)									11,700,000
Warrants price									$ 1
Class A Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Purchase ordinary share (in Shares)		1,117,798
Class A Ordinary Shares [Member] | Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Warrant Liabilities [Line Items]
Effective issue price					$ 1.2
Class A Ordinary Shares [Member] | Minimum [Member]
Warrant Liabilities [Line Items]
Trading days period		20 days
Class A Ordinary Shares [Member] | Maximum [Member]
Warrant Liabilities [Line Items]
Trading days period		30 days
IPO [Member] | PERCEPTION CAPITAL CORP IV [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrant issued (in Shares)			11,500,000
IPO [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Warrant issued (in Shares)			14,132,500				23,200,000
IPO [Member] | Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Warrants price			$ 11.5